Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of company's financial assets and liabilities that have been measured at fair value and indicating the fair value hierarchy of the valuation inputs utilized to determine such fair value (in thousands):

The following table presents information about the Company’s financial assets and liabilities that have been measured at fair value at December 31, 2011 and 2012 and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair value (in thousands).

		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

December 31, 2011
Money market funds	$39,337	$39,337	$—	$—
	$39,337	$39,337	$—	$—

December 31, 2012
Money market funds	$123,888	$123,888	$—	$—
	$123,888	$123,888	$—	$—

Schedule of estimated useful lives that were used to depreciate the Company's assets:
Estimated
Useful Life
Furniture and fixtures	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the useful life or the remaining life of the original lease

Schedule of amount excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in thousands):

	The Period from			The Period from
	March 26, 2010			March 26, 2010
	(Inception) to			(Inception) to
	December 31,	Year Ended December 31,		December 31,
	2010	2011	2012	2012
Preferred stock	3,286	11,729	—	—
Outstanding stock options	14	894	2,134	2,134
Unvested restricted stock	653	641	349	349
	3,953	13,264	2,483	2,483